Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2016 Customers Vendors	Dec. 31, 2015 Customers Vendors	Dec. 31, 2014 Customers Vendors
Revenue [Member]
Concentration Risk (Textual)
Concentration risk, Percentage	10.00%
Revenue [Member] | Major Customers [Member]
Concentration Risk (Textual)
Concentration risk, Percentage	79.00%	91.00%	83.00%
Number of customers | Customers	2	3	3
Cost of Revenues [Member]
Concentration Risk (Textual)
Concentration risk, Percentage	10.00%
Cost of Revenues [Member] | Major Vendors [Member]
Concentration Risk (Textual)
Concentration risk, Percentage	72.00%	70.00%	79.00%
Number of vendors | Vendors	3	3	3